Fees Summary	Jun. 04, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 21,493,400
Previously Paid Amount	0.00
Total Fee Amount	2,968.24
Total Offset Amount	0.00
Net Fee	2,968.24
Narrative - Max Aggregate Offering Price	$ 21,493,400
Final Prospectus	true